Non-Current Assets or Groups of Assets for Disposal Classified as Held for Sale or Held for Distribution to Owners - Summary of Additional Financial Information About Hidroaysen (Detail) - CLP ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Noncurrent Assets And Disposal Groups Classified As Held For Sale [Line Items]
Total Current Assets	$ 662,804,360	$ 543,372,955
Cash and cash equivalents	211,027,141	114,486,479
Total Non Current Assets	2,891,657,831	2,856,309,536
Total Current Liabilities	543,356,501	555,777,465
Net Profit for the Year	425,542,215	$ 521,432,373	$ 635,020,813
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Noncurrent Assets And Disposal Groups Classified As Held For Sale [Line Items]
Total Current Assets	355,835
Cash and cash equivalents	355,446
Total Non Current Assets	8,030,172
Land	8,030,172
Total Current Liabilities	139,182
Other fixed operating expenses	(8,144,855)
Intererest income	24,829
Net Profit for the Year	$ (8,193,671)